ICON CONSUMER SELECT FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (99.82%)

Communications (4.35%)
eBay Inc	11,980	$1,090,420

Consumer, Cyclical (14.11%)
Brunswick Corp	7,003	509,538
Gentherm Inc*	12,800	355,584
Gildan Activewear Inc	21,700	1,207,605
RH*	5,400	755,028
Visteon Corp	7,800	710,658
Total Consumer, Cyclical		3,538,413

Consumer, Non-cyclical (14.02%)
The Boston Beer Co Inc*	2,520	580,608
Coca-Cola Europacific Partners PLC	15,452	1,401,033
Koninklijke Ahold Delhaize NV	33,019	1,537,695
Total Consumer, Non-cyclical		3,519,336

Financial (67.34%)
American Express Co	4,800	1,451,904
Arch Capital Group Ltd*	15,200	1,459,048
Assurant Inc	4,742	1,032,855
Equitable Holdings Inc	36,700	1,361,937
Everest Group Ltd	3,200	1,045,920
Fidelity National Financial Inc	20,500	950,790
The Hartford Insurance Group Inc	12,020	1,625,464
Huntington Bancshares Inc	86,316	1,350,845
LPL Financial Holdings Inc	4,711	1,417,210
Mastercard Inc	2,100	1,049,286
RenaissanceRe Holdings Ltd	5,150	1,530,735
Visa Inc	5,100	1,541,424
Voya Financial Inc	15,733	1,074,879
Total Financial		16,892,297

Total Common Stock (Cost $19,316,869)		25,040,466

Money Market Funds (0.28%)
First American Government Obligations Fund, 7-day Yield: 2.98% (Cost $69,899)	69,899	69,899

Total Investments (Cost $19,386,768) (100.10%)		$25,110,365
Liabilities in Excess of Other Assets (-0.10%)		(24,373)
Net Assets (100.00%)		$25,085,992

* Non-income producing security.

ICON EQUITY FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (99.00%)

Basic Materials (16.87%)
Century Aluminum Co*	48,200	$2,828,858
The Chemours Co	65,800	1,449,574
International Paper Co	31,700	1,131,690
Kaiser Aluminum Corp	21,100	2,542,761
Total Basic Materials		7,952,883

Communications (5.07%)
Extreme Networks Inc*	80,000	1,206,400
Vodafone Group PLC	78,800	1,183,576
Total Communications		2,389,976

Consumer, Cyclical (20.56%)
Delta Air Lines Inc	26,900	1,788,312
Douglas Dynamics Inc	40,750	1,715,168
Gildan Activewear Inc	23,600	1,313,340
Magna International Inc	27,100	1,512,451
MSC Industrial Direct Co Inc	17,750	1,637,793
RH*	6,350	887,857
Southwest Airlines Co	22,400	841,568
Total Consumer, Cyclical		9,696,489

Consumer, Non-cyclical (3.33%)
Euronet Worldwide Inc*	11,683	775,401
Global Payments Inc	11,837	796,630
Total Consumer, Non-cyclical		1,572,031

Energy (3.52%)
Phillips 66	9,100	1,657,838

Financial (28.16%)
Bank of America Corp	32,488	1,583,790
Horace Mann Educators Corp	48,800	2,082,784
JPMorgan Chase & Co	6,850	2,014,996
Lazard Inc	31,600	1,342,368
Lincoln National Corp	47,900	1,700,450
LPL Financial Holdings Inc	6,800	2,045,644
Mastercard Inc	1,427	713,015
Truist Financial Corp	39,100	1,797,427
Total Financial		13,280,474

Industrial (9.96%)
Alamo Group Inc	7,400	1,220,778
Armstrong World Industries Inc	12,800	2,109,440
Stanley Black & Decker Inc	19,200	1,364,352
Total Industrial		4,694,570

Technology (11.53%)
CEVA Inc*	29,500	551,060
NVIDIA Corp	2,500	436,000
Seagate Technology Holdings PLC	9,590	3,756,976
Synaptics Inc*	9,900	693,396
Total Technology		5,437,432

Total Common Stock (Cost $34,218,957)		46,681,693

Investment Companies (1.46%)	Shares	Value

Exchange-Traded Funds (1.23%)
Direxion Daily Small Cap Bull 3X ETF	8,450	372,899
iShares MSCI ACWI ETF	1,500	207,555
Total Exchange-Traded Funds		580,454

Money Market (0.22%)
First American Government Obligations Fund, 7-day Yield: 2.98%	106,669	106,669

Total Investment Companies (Cost $608,356)		687,123

Total Investments (Cost $34,827,313) (100.45%)		$47,368,816
Liabilities in Excess of Other Assets (-0.45%)		(214,412)
Net Assets (100.00%)		$47,154,404

* Non-income producing security.

ICON EQUITY INCOME FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (98.58%)

Basic Materials (7.51%)
The Chemours Co	118,100	$2,601,743
Huntsman Corp	49,100	653,521
Total Basic Materials		3,255,264

Communications (9.98%)
Iridium Communications Inc	62,640	1,737,634
Nexstar Media Group Inc	8,075	1,460,202
Vodafone Group PLC	75,031	1,126,966
Total Communications		4,324,802

Consumer, Non-Cyclical (14.79%)
Amgen Inc	4,500	1,583,325
Archer-Daniels-Midland Co	25,000	1,817,250
GSK PLC	32,800	1,810,232
Ingredion Inc	10,600	1,194,196
Total Consumer, Non-Cyclical		6,405,003

Energy (4.02%)
Archrock Inc	50,000	1,740,000

Financial (27.22%)
Horace Mann Educators Corp	42,300	1,805,364
Huntington Bancshares Inc	61,654	964,885
ING Groep NV	93,403	2,433,148
KeyCorp	107,600	2,157,380
Lazard Inc	23,643	1,004,355
OneMain Holdings Inc	28,000	1,497,720
The Western Union Co	220,500	1,924,965
Total Financial		11,787,817

Industrial (9.07%)
Lockheed Martin Corp	3,900	2,357,121
Trinity Industries Inc	48,800	1,570,384
Total Industrial		3,927,505

Utilities (25.99%)
The AES Corp	136,428	1,922,271
DTE Energy Co	16,100	2,354,142
Evergy Inc	28,900	2,367,488
National Fuel Gas Co	26,537	2,493,416
Portland General Electric Co	40,162	2,119,349
Total Industrial		11,256,666

Total Common Stock (Cost $33,643,276)		42,697,057

Energy (0.60%)
NuStar Logistics LP (Cost $251,524)	250,000	258,499

Asset Backed Securities (0.37%)
New Economy Assets - Phase 1 Sponsor LLC (144A) (Cost $223,294)	250,000	157,345

Investment Companies (1.48%)	Shares	Value

Exchange-Traded Funds (0.94%)
Invesco Senior Loan ETF	20,000	408,200

Mutual Funds (0.13%)
RiverNorth Capital and Income Fund	3,804	55,348

Money Market Funds (0.41%)
First American Government Obligations Fund, 7-day Yield: 2.98%	178,169	178,169

Total Investment Companies (Cost $651,292)		641,717

Total Investments (Cost $34,769,386) (101.03%)		$43,754,618
Liabilities in Excess of Other Assets (-1.03%)		(444,152)
Net Assets (100.00%)		$43,310,466

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2026, these securities had a total aggregate market value of $157,345 which represented approximately 0.37% of net assets.

ICON FLEXIBLE BOND FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (1.48%)

Financial (1.48%)
AGNC Investment Corp	604,131	$6,059,434
California First Leasing Corp*	37,673	941,825
Total Common Stock (Cost $7,824,249)		7,001,259

Corporate Debt (50.53%)

Basic Materials (0.82%)
Huntsman International LLC, 5.700%, 10/15/34	2,000,000	1,839,829
Mineral Resources Ltd, 9.250%, 10/01/28 (144A)	2,000,000	2,072,245
Total Basic Materials		3,912,074

Communications (1.75%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 03/01/30 (144A)	2,000,000	1,897,748
Cincinnati Bell Telephone Co LLC, 6.300%, 12/01/28	5,315,000	5,368,150
DISH Network Corp, 11.750%, 11/15/27 (144A)	1,000,000	1,030,245
Total Communications		8,296,143

Consumer, Cyclical (3.41%)
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/54(a)	2,500,000	2,523,294
Avianca Midco 2 PLC, 9.000%, 12/01/28 (144A)	1,556,714	1,506,121
Carvana Co, 9.000%, 06/01/31 (144A)	250,000	270,326
Champ Acquisition Corp, 8.375%, 12/01/31 (144A)	3,497,000	3,665,307
General Motors Financial Co Inc, 5.750%(a),(b)	1,500,000	1,460,430
JetBlue Airways Corp / JetBlue Loyalty LP, 9.875%, 09/20/31 (144A)	2,000,000	1,890,117
Mattamy Group Corp, 6.000%, 12/15/33 (144A)	2,000,000	1,878,108
Tenneco Inc, 8.000%, 11/17/28 (144A)	3,000,000	2,989,330
Total Consumer, Cyclical		16,183,033

Consumer, Non-cyclical (4.58%)
Bausch + Lomb Corp, 8.375%, 10/01/28 (144A)	2,180,000	2,250,850
CVS Pass-Through Trust Series 2013, 4.704%, 01/10/36 (144A)	574,152	541,809
Deluxe Corp, 8.000%, 06/01/29 (144A)	2,000,000	2,013,020
Embecta Corp, 5.000%, 02/15/30 (144A)	2,000,000	1,850,013
Green Dot Corp, 8.750%, 09/15/29 (144A)	2,000,000	2,155,000
Horizon Mutual Holdings Inc, 6.200%, 11/15/34 (144A)	4,500,000	4,212,673
The J M Smucker Co, 6.500%, 11/15/43	1,250,000	1,302,834
McKesson Corp, 7.650%, 03/01/27	2,000,000	2,054,928
Perrigo Co PLC, 5.300%, 11/15/43	3,485,000	2,212,975
Veritiv Operating Co, 10.500%, 11/30/30 (144A)	3,000,000	3,117,744
Total Consumer, Non-cyclical		21,711,846

Energy (7.71%)
Andeavor LLC, 5.125%, 12/15/26	4,000,000	3,987,885
APA Corp, 5.250%, 02/01/42	2,000,000	1,707,739
APA Corp, 4.750%, 04/15/43	2,000,000	1,594,864
APA Corp, 5.350%, 07/01/49	3,000,000	2,527,960
Enbridge Inc, 8.250%, 01/15/84(a)	1,000,000	1,055,505
Energy Transfer LP, 6.000%, 02/01/29 (144A)	3,000,000	3,023,394
Energy Transfer LP, 6.500%(a),(b)	2,500,000	2,494,983
Enterprise Products Operating LLC, 6.900%, 08/16/77(a)	1,711,000	1,706,825
NuStar Logistics LP, 6.375%, 10/01/30	2,000,000	2,067,994
ONEOK Inc, 6.400%, 05/01/37	3,000,000	3,107,569
Phillips 66 Co, 5.875%, 03/15/56(a)	4,000,000	3,939,032
Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	6,490,000	6,674,718
Tidewater Inc, 9.125%, 07/15/30 (144A)	2,500,000	2,663,330
Total Energy		36,551,798

Financial (20.70%)
The Allstate Corp, 6.852%, 08/15/53(a)	900,000	899,753
Aretec Group Inc, 10.000%, 08/15/30 (144A)	1,350,000	1,433,922
The Bank of Nova Scotia, 7.350%, 04/27/85(a)	2,000,000	2,019,498
Capital One Financial Corp, 5.500%(a),(b)	2,000,000	1,982,904
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,450,500
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,534,412
Citigroup Inc, 6.750%(a),(b)	2,000,000	1,999,099
Citigroup Inc, 6.500%(a),(b)	2,000,000	1,995,148
Citigroup Inc, 6.950%(a),(b)	2,000,000	2,014,852
Corebridge Financial Inc, 6.875%, 12/15/52(a)	4,000,000	4,030,281
Corebridge Financial Inc, 6.875%(a),(b)	3,000,000	3,056,931
Enova International Inc, 11.250%, 12/15/28 (144A)	2,000,000	2,115,644
Enstar Finance LLC, 5.500%, 01/15/42(a)	2,500,000	2,458,038
F&G Annuities & Life Inc, 6.500%, 06/04/29	2,000,000	2,008,358
Fifth Third Bancorp, 6.994%(a),(b)	500,000	497,910
Fifth Third Bancorp, 7.090%(a),(b)	6,718,000	6,690,011
Genworth Holdings Inc, 6.500%, 06/15/34	215,000	216,729
Genworth Holdings Inc, 5.917%, 11/15/36(a)	5,151,000	4,176,590
Huntington Bancshares Inc, 6.250%(a),(b)	3,500,000	3,448,552
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 06/15/30	3,000,000	2,813,416
M&T Bank Corp, 3.500%(a),(b)	4,412,000	4,271,340
MetLife Inc, 10.750%, 08/01/39	2,000,000	2,592,178
Nationwide Financial Services Inc, 6.750%, 05/15/37	7,000,000	6,944,113
Nexpoint Real Estate Finance Inc, 5.750%, 05/01/26	5,000,000	4,988,576
The PNC Financial Services Group Inc, 3.400%(a),(b)	12,000,000	11,810,315
PXRE Capital Trust VI, 7.861%, 09/30/33 (144A)(a)	1,000,000	937,890
Sammons Financial Group Inc, 4.750%, 04/08/32 (144A)	2,500,000	2,381,691
Sumisho Air Lease Corp, 4.125%(a),(b)	5,500,000	5,344,101
Talcott Resolution Life Inc, 7.650%, 06/15/27	3,000,000	3,029,341
Truist Financial Corp, 6.669%(a),(b)	2,000,000	1,996,478
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,073,210
Total Financial		98,211,781

Government (2.71%)
CoBank ACB, 7.250%(a),(b)	345,000	350,975
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,451,600
Farm Credit Bank of Texas, 7.000%(a),(b)	4,950,000	5,071,923
Total Government		12,874,498

Industrial (1.88%)
Cascades Inc/Cascades USA Inc, 5.375%, 01/15/28 (144A)	2,000,000	1,979,998
FTAI Aviation Investors LLC, 5.500%, 05/01/28 (144A)	4,000,000	3,998,587
Stanley Black & Decker Inc, 6.707%, 03/15/60(a)	3,000,000	2,929,900
Total Industrial		8,908,485

Technology (0.42%)
Pitney Bowes Inc, 6.875%, 03/15/27 (144A)	2,000,000	1,997,360

Utilities (6.55%)
AltaGas Ltd, 7.200%, 10/15/54 (144A)(a)	2,000,000	2,027,954
American Electric Power Co Inc, 7.050%, 12/15/54(a)	2,000,000	2,064,437
American Electric Power Co Inc, 5.800%, 03/15/56(a)	3,290,000	3,249,911
Entergy Corp, 7.125%, 12/01/54(a)	4,000,000	4,098,712
Eversource Energy, 6.100%, 08/15/56(a)	3,000,000	2,962,915
NextEra Energy Capital Holdings Inc, 3.800%, 03/15/82(a)	5,000,000	4,818,948
PacifiCorp, 7.125%, 08/15/56(a)	6,000,000	5,668,071
South Jersey Industries Inc, 5.020%, 04/15/31	2,000,000	1,747,446
Spire Inc, 6.250%, 06/01/56(a)	3,000,000	2,966,543
Vistra Operations Co LLC, 5.000%, 07/31/27 (144A)	1,460,000	1,454,848
Total Utilities		31,059,785

Total Corporate Debt (Cost $240,402,769)		239,706,803

Asset Backed Securities (32.40%)

Atrium Hotel Portfolio Trust 2024-ATRM (144A)(a)	5,000,000	5,093,502
BANK5 2024-5YR8 (144A)	7,333,000	6,526,069
BBCMS Mortgage Trust 2024-5C27 (144A)	6,674,000	5,939,244
Benchmark 2024-V5 Mortgage Trust (144A)	4,249,000	3,879,231
BMO 2024-5C4 Mortgage Trust (144A)(a)	3,374,000	2,989,364
BX 2025-BIO3 Mortgage Trust (144A)(a)	5,000,000	4,994,278
BX Commercial Mortgage Trust 2024-BRBK (144A)(a)	2,000,000	1,989,230
BXMT 2020-FL2 LTD (144A)(a)	3,500,000	3,460,055
BXMT 2021-FL4 Ltd (144A)(a)	10,000,000	9,712,646
BXMT 2026-FL6 Ltd (144A)(a)	10,000,000	9,994,840
CBAT 2026-1	15,000,000	13,425,000
Finance of America Structured Securities Trust (144A)	1,215,785	1,178,430
Flexential Issuer 2021-1 (144A)	9,000,000	8,936,557
GPMT 2021-FL3 Ltd (144A)(a)	4,465,000	4,099,663
GPMT 2021-FL4 Ltd (144A)(a)	5,000,000	4,364,930
JetBlue 2019-1 Class B Pass Through Trust	2,714,074	2,737,361

JetBlue 2020-1 Class B Pass Through Trust	3,260,140	3,284,488
KREF 2021-FL2 Ltd (144A)(a)	5,000,000	4,969,663
LoanCore 2021-CRE6 Issuer Ltd (144A)(a)	5,000,000	4,967,708
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 (144A)	4,098,000	3,573,773
MRQI 2026-HI1A C	9,805,930	9,734,738
MRQI 2026-HI1A D	1,961,186	1,945,387
New Economy Assets - Phase 1 Sponsor LLC (144A)	4,000,000	3,357,522
New Economy Assets - Phase 1 Sponsor LLC (144A)	6,750,000	4,248,318
Onity Loan Investment Trust 2025-HB1 (144A)(a)	1,877,000	1,763,052
Pioneer Aircraft Finance Ltd (144A)	181,954	181,504
SMB Private Education Loan Trust 2014-A (144A)	3,000,000	2,711,540
STWD 2021-FL2 Ltd (144A)(a)	12,654,000	12,683,405
STWD 2022-FL3 Ltd (144A)(a)	3,590,000	3,559,421
UNIV Trust 2025-APTS (144A)(a)	3,000,000	2,989,529
VMC Finance 2021-FL4 LLC (144A)(a)	4,441,119	4,396,542
Total Asset Backed Securities (Cost $158,250,805)		153,686,990

Preferred Stock (9.99%)

Annaly Capital Management Inc(a)	144,862	3,534,633
Annaly Capital Management Inc(a),(b)	70,864	1,781,521
Bank of America Corp	6,927	8,247,355
Capital One Financial Corp	65,394	1,219,598
The Goldman Sachs Group Inc(a0	227,711	4,340,172
JPMorgan Chase & Co	238,796	5,778,863
Public Storage(b)	3,955	77,558
UMH Properties Inc	544,584	11,305,564
US Bancorp	187,020	2,762,285
Wells Fargo & Co	7,201	8,332,634
Total Preferred Stock (Cost $49,990,698)		47,380,183

Investment Companies (8.88%)

Exchange-Traded Funds (0.25%)
Invesco Senior Loan ETF, 0.000%	2,733	55,781
State Street SPDR Bloomberg Short Term High Yield Bond ETF, 0.000%	45,777	1,143,509
Total Exchange-Traded Funds		1,199,290

Mutual Funds (6.80%)
Ares Dynamic Credit Allocation Fund Inc	97,237	1,182,402
BlackRock Floating Rate Income Trust	103,027	1,108,571
Eaton Vance Floating-Rate Income Trust	170,280	1,827,104
Eaton Vance Senior Floating-Rate Trust	108,870	1,147,490
Eaton Vance Senior Income Trust	307,371	1,533,781
Invesco Senior Income Trust	518,888	1,670,819
MFS High Yield Municipal Trust	731,734	2,619,608
MFS Investment Grade Municipal Trust	241,372	1,928,562
Nuveen Credit Strategies Income Fund	306,035	1,490,390
Nuveen Floating Rate Income Fund/Closed-end Fund	1,716,759	12,910,028
Pioneer Diversified High Income Fund Inc(c)	245,326	—

Pioneer Floating Rate Fund Inc	364,437	76,532
Pioneer High Income Fund Inc(c)	613,257	1
Pioneer Municipal High Income Advantage Fund Inc	704,314	288,769
Pioneer Municipal High Income Fund Trust	163,375	58,815
Pioneer Municipal High Income Opportunities Fund Inc	194,683	29,202
RiverNorth Capital and Income Fund	97,182	1,413,998
Total Return Securities Fund*	500,294	2,966,743
Total Mutual Funds		32,252,815

Money Market Funds (1.83%)
First American Government Obligations Fund, 7-day Yield: 2.98%	8,681,264	8,681,264

Total Investment Companies (Cost $43,730,718)		42,133,369

Total Investments (Cost $500,199,239) (103.28%)		$489,908,604
Liabilities in Excess of Other Assets (-3.28%)		(15,548,479)
Net Assets (100.00%)		$474,360,126

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31,2026, these securities had a total aggregate market value of $186,590,008, which represented approximately 39.34% of net assets.

(a) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(c) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00

ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (98.42%)

Communications (26.67%)
Alphabet Inc	12,500	$3,585,750
Arista Networks Inc*	32,500	3,990,350
CDW Corp	11,800	1,428,036
Cisco Systems Inc	65,390	5,073,610
Meta Platforms Inc	6,000	3,432,780
Palo Alto Networks Inc*	15,000	2,404,800
Total Communications		19,915,326

Consumer, Non-cyclical (11.62%)
Encompass Health Corp	35,840	3,466,803
HCA Healthcare Inc	8,352	3,952,500
Insulet Corp*	6,000	1,259,040
Total Consumer, Non-cyclical		8,678,343

Industrial (16.84%)
Arrow Electronics Inc*	25,590	3,669,862
Avnet Inc	57,000	3,512,340
TD SYNNEX Corp	20,320	3,428,187
Universal Display Corp	21,384	1,960,057
Total Industrial		12,570,446

Technology (43.29%)
Amdocs Ltd	24,436	1,594,693
Autodesk Inc*	10,000	2,394,000
Globant SA*	15,485	714,013
Intel Corp*	47,508	2,096,528
Kulicke & Soffa Industries Inc	58,000	3,811,760
MKS Inc	18,000	4,136,581
Pegasystems Inc	41,493	1,765,942
Salesforce Inc	10,862	2,027,610
Seagate Technology Holdings PLC	4,219	1,652,835
Semtech Corp*	20,000	1,537,800
ServiceNow Inc*	17,620	1,842,171
Taiwan Semiconductor Manufacturing Co Ltd	16,700	5,643,765
Teradyne Inc	4,615	1,368,163
Tyler Technologies Inc*	5,057	1,731,416
Total Technology		32,317,277

Total Common Stock (Cost $57,691,397)		73,481,392

Investment Companies (1.65%)

Exchange-Traded Funds (1.45%)
Invesco S&P SmallCap Information Technology ETF	18,000	1,081,343

Money Market (0.20%)
First American Government Obligations Fund, 7-day Yield: 2.98%	148,566	148,566

Total Investment Companies (Cost $923,140)		1,229,909

Total Investments (Cost $58,614,536) (100.07%)		$74,711,301
Liabilities in Excess of Other Assets (-0.07%)		(52,475)
Net Assets (100.00%)		$74,658,826

* Non-income producing security.

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (86.21%)

Basic Materials (24.53%)
ArcelorMittal SA	65,000	$3,378,700
Barrick Mining Corp	83,000	$3,385,570
BHP Group Ltd	59,000	$4,291,660
Cameco Corp	50,000	5,430,500
Carpenter Technology Corp	16,000	6,306,400
Century Aluminum Co*	125,000	7,336,250
Cia de Minas Buenaventura SAA	24,000	864,960
Steel Dynamics Inc	11,000	1,980,000
Trinseo PLC	500,000	52,500
Total Basic Materials		33,026,540

Consumer, Cyclical (5.31%)
Douglas Dynamics Inc	102,000	4,293,180
The Scotts Miracle-Gro Co	47,000	2,858,070
Total Consumer, Cyclical		7,151,250

Consumer, Non-Cyclical (3.97%)
Brink’s Co/The	25,000	2,590,750
Deluxe Corp	100,000	2,754,000
Total Consumer, Non-Cyclical		5,344,750

Energy (17.43%)
Antero Resources Corp*	112,000	4,753,280
CVR Energy Inc*	172,000	5,787,800
HF Sinclair Corp	105,000	6,550,950
Phillips 66	35,000	6,376,300
TPI Composites Inc*	650,000	4,615
Total Energy		23,472,945

Industrial (25.87%)
Ball Corp	59,000	3,487,490
Brady Corp	33,000	2,680,920
Insteel Industries Inc	93,000	3,125,730
Knight-Swift Transportation Holdings Inc	55,000	3,166,900
Kornit Digital Ltd*	185,000	2,712,100
O-I Glass Inc*	285,000	2,995,350
Stanley Black & Decker Inc	18,000	1,279,080
Terex Corp	60,000	3,546,000
Tetra Tech Inc	60,000	1,807,200
Tutor Perini Corp	30,000	2,315,700
United Parcel Service Inc	17,000	1,672,460
ZTO Express Cayman Inc	240,000	6,040,800
Total Industrial		34,829,730

Technology (0.52%)
3D Systems Corp*	375,000	705,000

Utilities (8.58%)
Dominion Energy Inc	45,500	2,812,810
National Fuel Gas Co	30,500	2,865,780
Southwest Gas Holdings Inc	30,000	2,607,000
Spire Inc	36,000	3,259,440
Total Utilities		11,545,030

Total Common Stock (Cost $93,915,365)		116,075,245

Investment Companies (12.34%)

Exchange-Traded Funds (3.75%)
Direxion Daily Small Cap Bull 3X ETF	78,000	3,442,140
iShares Global Energy ETF	28,000	1,613,080
Total Exchange-Traded Funds (Cost $923,140)		5,055,220

Mutual Funds (1.60%)
NYLI CBRE Global Infrastructure Megatrends Term Fund	147,000	2,159,430

Money Market Funds (6.98%)
First American Government Obligations Fund, 7-day Yield: 2.98%	9,399,684	9,399,684

Total Investment Companies (Cost $15,713,324)		16,614,334

Total Investments (Cost $109,628,689) (98.54%)		$132,689,579
Other Net Assets (1.46%)		1,960,443
Net Assets (100.00%)		$134,650,022

* Non-income producing security.

ICON UTILITIES AND INCOME FUND

Portfolio of Investments (Unaudited)

March 31, 2026

Security Description	Shares	Value
Common Stock (99.87%)

Communications (13.17%)
Iridium Communications Inc	43,827	$1,215,761
T-Mobile US Inc	2,770	581,783
Vodafone Group PLC	90,000	1,351,800
Total Communications		3,149,344

Consumer, Cyclical (3.04%)
Suburban Propane Partners LP	36,914	726,837

Utilities (83.66%)
Ameren Corp	12,082	1,328,053
American Electric Power Co Inc	11,440	1,499,555
Atmos Energy Corp	7,480	1,381,706
Black Hills Corp	11,237	779,960
CMS Energy Corp	12,200	946,476
Consolidated Edison Inc	11,100	1,256,298
DTE Energy Co	8,559	1,251,497
Evergy Inc	14,900	1,220,608
Eversource Energy	15,300	1,059,984
National Fuel Gas Co	12,991	1,220,634
New Jersey Resources Corp	19,700	1,081,924
NextEra Energy Inc	13,762	1,278,215
NiSource Inc	24,300	1,133,838
ONE Gas Inc	12,600	1,085,238
Portland General Electric Co	20,104	1,060,888
Spire Inc	13,100	1,186,074
Xcel Energy Inc	15,400	1,223,376
Total Utilities		19,994,324

Total Common Stock (Cost $17,236,485)		23,870,505

Money Market Funds (0.63%)
First American Government Obligations Fund, 7-day Yield: 2.98% (Cost $150,018)	150,018	150,018

Total Investments (Cost $17,386,503) (100.50%)		$24,020,523
Liabilities in Excess of Other Assets (-0.50%)		(120,610)
Net Assets (100.00%)		$23,899,913

* Non-income producing security.